Shareholder Report, Line Graph (Details) 74300184200_Putnam VT Global Asset Allocation Fund_Class IB_TSR Annual {Class IB} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class IB
Account Value [Line Items]
Line Graph and Table Measure Name											Class IB
Accumulated Value	$ 19,641	$ 16,880	$ 14,368	$ 17,110	$ 15,016	$ 13,370	$ 11,414	$ 12,308	$ 10,671	$ 10,000	$ 22,465
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Putnam Balanced Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Putnam Balanced Blended Benchmark
Accumulated Value	$ 20,912	$ 18,539	$ 15,817	$ 18,799	$ 16,604	$ 14,462	$ 11,916	$ 12,400	$ 10,838	$ 10,000	$ 23,979